Summary of significant accounting policies (Details Narrative)	6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Accounting Policies [Abstract]
Foreign cuurency transactions	USD 1.00 to RMB 7.1586 and to RMB 7.1884
Average translation rates	USD 1.00 to RMB 7.1837 and RMB 7.1052
Doubtful accounts for accounts receivable	$ 480,722	¥ 3,441,300	¥ 4,030,967
Contract assets		0	0
Contract liabilities	$ 79,738	¥ 570,812	¥ 2,950,665